Stockholders' Equity (Details) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Feb. 09, 2021	Jan. 31, 2021
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Issued shares of common stock	7,187,500
Shares subject to forfeiture (in Dollars)		$ 1,125,000
ShareBasedCompensationExpense		$ 0
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	0	34,500,000
Common stock, shares outstanding	0	34,500,000
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	8,625,000	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000
issued shares aggregate price (in Dollars)	$ 25,000
Capitalization of shares			1,437,500
Common stock shares subject to forfeiture			1,125,000
Percentage of shares issued and outstanding		20.00%
Sponsor shares				30,000